UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 1200 Paseo Camarillo, Suite 150
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter F. Banks
Title: President and Chief Investment Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Peter F. Banks       Camarillo, CA                  January 6, 2004
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           29
Form 13F Information Table Value Total:       135052
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

ALLIED CAPITAL CORP      COM      01903q108     4002     143550  SH
ALLTEL CORP              PFD CONV 020039822     8713     175302  SH
AMERICAN STATES WATER CO COM      029899101     4634     185350  SH
ATMOS ENERGY CORP        COM      049560105     1120      46100  SH
BERKSHIRE HATHAWAY INC   COM      084670207     3851       1368  SH
CAPITAL AUTOMOTIVE REIT  COM      139733109     5001     156280  SH
CAPITAL AUTOMOTIVE REIT	 PFD	  139733117	6313	 250000	 SH
CEDAR FAIR L P           LTD PART 150185106     5409     175900  SH
ENTERTAINMENT PROP TR    COM      29380t105     6163     177560  SH
FEDERAL REALTY INV TR    COM      313747206     5094     132700  SH
GATX CORP                COM      361448103     7755     277150  SH
GENUINE PARTS CO         COM      372460105     1363      41050  SH
HRPT PROPERTIES TRUST    COM      40426w101     5935     588219  SH
HEALTH CARE PROP INV INC COM      421915109     6577     129472  SH
ISTAR FINANCIAL INC      COM      45031u101     4602     118315  SH
MCDONALDS CORP           COM      580135101     5662     228050  SH
MERCK & CO               COM      589331107     8793     190315  SH
PACIFIC CAPITAL BANCORP  COM      69404p101     4164     113087  SH
PFIZER INC               COM      717081103       73       2055  SH
PLUM CREEK TIMBER CO INC COM      729251108     5426     178200  SH
SAN JOAQUIN BANK         COM      79805p105     3082     164359  SH
SONOCO			 COM	  835495102	8208	 333404	 SH
TECO ENERGY INC          COM      872375100     8071     560117  SH
TRIZEC PROPERTIES INC    COM      89687p107     8060     523375  SH
UNITED DOMIN RLTY TR INC COM      910197102     1952     101650  SH
VORNADO REALTY TRUST     COM      929042109      969      17700  SH
WASHINGTON MUTUAL INC    COM      939322103      102       2530  SH
WASHINGTON RE EST INV TR COM      939653101     3589     122900  SH
WELLS FARGO & CO         COM      949746101      370       6285  SH